OTHER INCOME - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Government Grants [Line Items]
Other income	$ 1,774	$ 2,620	$ 1,829
Gain on divestment in associates	12,242	$ 0	$ 0
BioConnection Investment B.V.
Disclosure Of Government Grants [Line Items]
Gain on divestment in associates	12,200
Gain recognized from preference shares in BioConnection	7,900
Gain recognized from ordinary shares in BioConnection	$ 4,300